Reserves (Tables)	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Schedule of Reserve Information of Major Product Lines
The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2015				December 31, 2014
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$843,955	$21	$5,087	$3,317	$906,864	$42	$5,737	$3,021
Life insurance no longer offered	245,062	393	1,452	961	251,495	525	1,485	1,163
FFG, LTC and other disposed businesses	1,752,171	24,449	304,339	36,465	1,714,854	25,227	265,886	34,869
All other	34,231	398	12,641	10,749	33,493	370	13,616	9,707
Short Duration Contracts:
Group term life	—	2,386	159,165	29,885	—	2,780	160,789	27,730
Group disability	—	1,914	1,034,503	97,688	—	1,430	1,063,982	104,953
Medical	—	6	1,331	91	—	22	1,412	726
Dental	—	4,141	1,557	16,123	—	3,773	2,106	16,448
Credit disability	—	14	—	1,842	—	14	—	1,962
All other	—	354	429	2,291	—	172	360	1,986
Total	$2,875,419	$34,076	$1,520,504	$199,412	$2,906,706	$34,355	$1,515,373	$202,565

Schedule of Most Significant Claims and Benefits Payable
The following table provides a roll forward of the Company's product lines with the most significant claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2012, gross of reinsurance	$192,607	$1,229,425
Less: Reinsurance ceded and other (1)	(2,612)	(33,494)
Balance as of January 1, 2013, net of reinsurance	189,995	1,195,931
Incurred losses related to:
Current year	116,735	275,567
Prior year's interest	7,388	53,255
Prior year (s)	(12,207)	(29,995)
Total incurred losses	111,916	298,827
Paid losses related to:
Current year	72,794	68,769
Prior year (s)	41,891	262,215
Total paid losses	114,685	330,984
Balance as of December 31, 2013, net of reinsurance	187,226	1,163,774
Plus: Reinsurance ceded and other (1)	2,296	34,642
Balance as of December 31, 2013, gross of reinsurance	$189,522	$1,198,416
Less: Reinsurance ceded and other (1)	(2,296)	(34,642)
Balance as of January 1, 2014, net of reinsurance	187,226	1,163,774
Incurred losses related to:
Current year	119,725	278,082
Prior year's interest	7,187	50,610
Prior year (s)	(14,875)	(34,238)
Total incurred losses	112,037	294,454
Paid losses related to:
Current year	74,687	78,411
Prior year (s)	39,322	248,166
Total paid losses	114,009	326,577
Balance as of December 31, 2014, net of reinsurance	185,254	1,131,651
Plus: Reinsurance ceded and other (1)	3,265	37,284
Balance as of December 31, 2014 gross of reinsurance	$188,519	$1,168,935
Less: Reinsurance ceded and other (1)	(3,265)	(37,284)
Balance as of January 1, 2015, net of reinsurance	185,254	1,131,651
Incurred losses related to:
Current year	129,161	258,077
Prior year's interest	6,993	48,989
Prior year (s)	(15,558)	(19,610)
Total incurred losses	120,596	287,456
Paid losses related to:
Current year	81,726	73,862
Prior year (s)	37,723	250,628
Total paid losses	119,449	324,490
Balance as of December 31, 2015, net of reinsurance	186,401	1,094,617
Plus: Reinsurance ceded and other (1)	2,649	37,574
Balance as of December 31, 2015 gross of reinsurance	$189,050	$1,132,191
(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.